Offering	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
GigCapital4, Inc
Offering
3. PROPOSED OFFERING
Pursuant to the Proposed Offering, the Company offers for sale up to 31,200,000 units at a price of $10.00 per unit (the “Public Units”), with a
45-day
option provided to the underwriters to purchase up to 4,680,000 additional Public Units solely to cover over-allotments, if any. Each Public Unit consists of one share of the Company’s common stock, $0.0001 par value and one-third
(1/3) of one warrant to purchase one share of
common stock (the “Public Warrants”). Public Warrants will only be exercisable for whole shares at $11.50 per share. As a result, at least three Public Warrants must be exercised. Under the terms of a proposed Public Warrant agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s initial Business Combination.
No fractional shares will be issued upon exercise of the Public Warrants. If, upon exercise of the Public Warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of common stock to be issued to the Public Warrant holder. Each Public Warrant will become exercisable on the later of 30 days after the completion of the Company’s Business Combination or 12 months from the closing of the Proposed Offering and will expire five years after the completion of the Company’s Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete a Business Combination on or prior to the
24-month
period allotted to complete the Business Combination, the Public Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of common stock to the holder upon exercise of the Public Warrants during the exercise period, there will be no net cash settlement of these Public Warrants and the Public Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of common stock equals or exceeds $18.00 per share for any 20 trading days within the
30-trading
day period ending on the third trading day before the Company sends the notice of redemption to the Public Warrant holders.
The Company expects to grant the Underwriters a
45-day
option to purchase up to 4,680,000 additional Public Units to cover any over-allotments, at the IPO price less the underwriting discounts and commissions.
The Company expects to pay an underwriting discount of $0.20 of per Public Unit offering price to the Underwriters at the closing of the Proposed Offering. The underwriting discount is payable in cash and stock if the Underwriters’ over-allotment option is exercised in full. In addition, the Company has agreed to pay deferred underwriting commissions of $0.35 per Public Unit, or $10,920,000 (or up to $12,558,000 if the Underwriters’ over-allotment option is exercised in full) in the aggregate. The deferred underwriting commission will become payable to the Underwriters from the amount held in the trust account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement, including the performance of services specified therein. As further described in Note 4, the Underwriters have agreed to purchase 156,000 shares of common stock, $0.0001 par value, for an aggregate purchase price of $1,560,000 (or 249,600 shares of common stock for an aggregate purchase price of $2,496,000 if the Underwriters’ over-allotment option is exercised in full) in a private placement.
On February 8, 2021, the Company completed the Proposed Offering (see Note 8 – Subsequent Events).

3. OFFERING
On February 11, 2021, the Company consummated the Offering whereby the Company sold 35,880,000 Units, including the issuance of 4,680,000 Units as a result of the Underwriters’ exercise in full of their over-allotment option, at a price of $10.00 per Unit. Each Unit consists of one share of the Company’s common stock, $0.0001 par value (“Common Stock”), and one-third
(1/3) of one redeemable warrant (a “Public Warrant”). Each whole Public Warrant is exercisable for one share of Common Stock at a price of $11.50 per full share. As a result, increments of three Public Warrants must be exercised in order to obtain whole shares of Common Stock upon the exercise of the Public Warrants. The exercise price of the Public Warrants may be adjusted in certain circumstances as discussed in Note 6. Under the terms of the warrant agreement (the “Warrant Agreement”), the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s Business Combination.
No fractional shares will be issued upon exercise of the Public Warrants. If, upon exercise of the Public Warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of Common Stock to be issued to the Public Warrant holder. Each Public Warrant will become exercisable on the later of 30 days after the completion of the Company’s Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete a Business Combination on or prior to the
24-month
period allotted to complete the Business Combination, the Public Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Common Stock to the holder upon exercise of the Public Warrants during the exercise period, there will be no net cash settlement of these Public Warrants and the Public Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of Common Stock equals or exceeds $18.00 per share for any
20
trading days within the
30
-trading
day period ending on the third trading day before the Company sends the notice of redemption to the Public Warrant holders.
On March 26, 2021, the Company announced that the holders of the Company’s Units may elect to separately trade the securities underlying such Units which commenced on April 1, 2021. Any Units not separated will continue to trade on the Nasdaq under the symbol “GIGGU.” Any underlying shares of Common Stock and warrants that are separated will trade on the Nasdaq under the symbols “GIG,” and “GIGGW,” respectively.